Property and Equipment (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Summary of property, equipment, and accumulated depreciation
Property and equipment, Total	$ 5,287,515	$ 3,415,707
Property, Plant and Equipment [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	5,695,234	3,261,634
Less accumulated depreciation	(2,254,961)	(1,856,149)
Property and equipment, Total	3,440,273	1,405,485
Property, Plant and Equipment [Member] | Equipment [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	5,336,011	3,093,690
Property, Plant and Equipment [Member] | Furniture and fixtures [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	6,981	6,981
Property, Plant and Equipment [Member] | Electronic and computer equipment [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	50,587	52,874
Property, Plant and Equipment [Member] | Vehicles [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	256,815	108,089
Property, Plant and Equipment [Member] | Land Improvements [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	44,840
Finite-Lived Intangible Assets [Member] | Kiewit property facilities [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	2,497,436	2,497,436
Less accumulated depreciation	(650,194)	(487,214)
Property and equipment, Total	$ 1,847,242	$ 2,010,222